Financial risk - Traded market risk (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Net market risk | Maximum
Traded market risk
Value at risk	$ 28.1	$ 22.9	$ 18.7
Net market risk | Minimum
Traded market risk
Value at risk	6.7	9.7	7.7
Net market risk | Average
Traded market risk
Value at risk	13.4	13.9	12.5
Interest rate risk | Maximum
Traded market risk
Value at risk	15.6	16.0	14.0
Interest rate risk | Minimum
Traded market risk
Value at risk	5.1	4.6	4.6
Interest rate risk | Average
Traded market risk
Value at risk	8.6	8.5	8.8
Foreign exchange risk | Maximum
Traded market risk
Value at risk	6.9	9.4	12.2
Foreign exchange risk | Minimum
Traded market risk
Value at risk	0.7	0.6	1.4
Foreign exchange risk | Average
Traded market risk
Value at risk	3.0	3.1	5.1
Equity risk | Maximum
Traded market risk
Value at risk	1.0	0.4	2.9
Equity risk | Minimum
Traded market risk
Value at risk	0.0	0.0	0.1
Equity risk | Average
Traded market risk
Value at risk	0.1	0.1	0.3
Commodity risk | Maximum
Traded market risk
Value at risk	24.3	14.1	4.5
Commodity risk | Minimum
Traded market risk
Value at risk	1.7	3.3	1.4
Commodity risk | Average
Traded market risk
Value at risk	6.5	6.6	2.7
Other market risks | Maximum
Traded market risk
Value at risk	5.8	5.1	6.0
Other market risks | Minimum
Traded market risk
Value at risk	1.4	3.5	2.6
Other market risks | Average
Traded market risk
Value at risk	3.8	4.2	3.6
Diversification effect | Average
Traded market risk
Value at risk	$ (8.6)	$ (8.6)	$ (8.0)